Restatement of previously issued financial statements - Effect of restatement on statements of operations (Details) - USD ($)	2 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other (expense) income:
Net income (loss)	$ (2,300)	$ (432,034)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)	$ (867,475)	$ (5,812,234)	$ (8,339,904)
Class A common stock
Other (expense) income:
Net income (loss)												$ (6,399,368)
Basic and diluted weighted average common shares outstanding	0	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	4,802,198	23,000,000	13,901,099	23,000,000	16,956,204	18,475,410
Earnings Basic and diluted	$ 0	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
Class B common stock
Other (expense) income:
Net income (loss)												$ (1,940,536)	$ (2,300)
Basic and diluted weighted average common shares outstanding	5,000,000		5,750,000	5,750,000	5,750,000	5,750,000	5,156,593	5,750,000	5,453,297		5,552,920	5,602,459	5,000,000
Earnings Basic and diluted	$ 0.00	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
As Previously Restated
Other (expense) income:
Net income (loss)			$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)		$ (5,812,234)	$ (8,339,904)
As Previously Restated | Class A common stock
Other (expense) income:
Basic and diluted weighted average common shares outstanding			23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000		23,000,000	23,000,000
As Previously Restated | Class B common stock
Other (expense) income:
Basic and diluted weighted average common shares outstanding			5,750,000	5,750,000	5,750,000	5,750,000	5,156,593	5,750,000	5,453,297		5,552,920	5,602,459
Earnings Basic and diluted			$ (1.06)	$ 0.99	$ (0.42)	$ (0.46)	$ (0.15)	$ (0.08)	$ (0.62)		$ (1.05)	$ (1.49)
Restatement Adjustment | Class A common stock
Other (expense) income:
Basic and diluted weighted average common shares outstanding							(18,197,802)		(9,098,901)		(6,043,796)	(4,524,590)
Earnings Basic and diluted			(0.21)	0.20	(0.08)	(0.09)	$ (0.08)	(0.02)	$ (0.18)		$ (0.26)	$ (0.35)
Restatement Adjustment | Class B common stock
Other (expense) income:
Earnings Basic and diluted			$ 0.85	$ (0.79)	$ 0.34	$ 0.37	$ 0.07	$ 0.06	$ 0.44		$ 0.79	$ 1.14